Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Forethought Variable Insurance Trust
Central Index Key	0001580353
Amendment Flag	false
Document Creation Date	Jun. 23, 2017
Document Effective Date	Jun. 23, 2017
Prospectus Date	Jun. 23, 2017